Retirement plans	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Retirement plans	Retirement plans:
a) Defined benefit pension plans:
The Company has non-contributory defined benefit pension plans covering certain employees. The Company does not provide any significant post-retirement benefits other than pension plan benefits. Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2024	Dec 31 2023
Accrued benefit obligations:
Balance, beginning of year	$55,181	$53,586
Current service cost	3,395	2,246
Past service cost	—	2,479
Interest cost on accrued benefit obligations	2,436	2,549
Benefit payments	(3,657)	(4,280)
Settlements	(12,246)	(3,738)
Actuarial (gain) loss	(206)	2,074
Foreign exchange (gain) loss	(4,856)	265
Balance, end of year	40,047	55,181
Fair values of plan assets:
Balance, beginning of year	38,208	38,347
Interest income on assets	1,680	1,901
Contributions	2,536	5,687
Benefit payments	(3,657)	(4,280)
Settlements	(13,305)	(3,680)
Return on plan assets	45	(705)
Foreign exchange gain (loss)	(2,258)	938
Balance, end of year	23,249	38,208
Unfunded status	16,798	16,973
Minimum funding requirement	—	—
Defined benefit obligation, net	$16,798	$16,973

The net defined benefit obligation above is comprised of unfunded retirement obligations and funded retirement net assets from defined benefit pension plans, as follows:
The Company has an unfunded retirement obligation of $19.2 million as at December 31, 2024 (2023 - obligation of $20.2 million) for its employees in Chile that will be funded in accordance with Chilean law. The Company also has an unfunded retirement obligation of $1.2 million as at December 31, 2024 (2023 - $2.5 million) for its employees in Egypt. The accrued benefits for the unfunded retirement arrangement in Chile and Egypt are paid when an employee leaves the Company in accordance with the plan terms and country regulations.The Company estimates that it may make benefit payments based on actuarial assumptions related to the unfunded retirement obligation of $11.0 million in Chile and $0.1 million in Egypt for 2025. Actual benefit payments in future periods will fluctuate based on employee retirements.
The Company has a net funded retirement asset of $3.7 million as at December 31, 2024 (2023 - $5.3 million) for certain employees and retirees in Canada and a net funded retirement asset of $0.1 million as at December 31, 2024 (2023 - asset of $0.4 million) in Europe. The Company estimates that it will make no additional contributions relating to its defined benefit pension plan in Canada and that it will make additional contributions relating to its defined benefit pension plan in Europe of $0.5 million in 2025.
These defined benefit plans expose the Company to actuarial risks, such as longevity risk, currency risk, interest rate risk and market risk on the funded plans. Additionally, as the plans provide benefits to plan members predominantly in Canada, Chile and Egypt, the plans expose the Company to foreign currency risk for funding requirements. The primary long-term risk is that the Company will not have sufficient plan assets and liquidity to meet obligations when they fall due. The weighted average duration of the net defined benefit obligation is 6 years.
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income for the years ended December 31, 2024 and 2023 is as follows:

For the years ended December 31	2024	2023
Net defined benefit pension plan expense:
Current service cost	$3,395	$2,246
Past service cost	—	2,479
Net interest cost	756	648
Cost of settlement	1,059	(58)
Total net defined benefit pension plan expense	$5,210	$5,315

The Company’s current year actuarial gain (loss), recognized in the consolidated statements of comprehensive income for the years ended December 31, 2024 and 2023, are as follows:

For the years ended December 31	2024	2023
Actuarial gain (loss)	$1,353	$(2,827)

The Company had no minimum funding requirement for the years ended December 31, 2024 and 2023.
The Company uses a December 31 measurement date for its defined benefit pension plans. Actuarial reports for the Company’s defined benefit pension plans were prepared by independent actuaries for funding purposes as of December 31, 2022 in Canada. The next actuarial reports for funding purposes for the Company’s Canadian defined benefit pension plans are scheduled to be completed as of December 31, 2025.
The discount rate is the most significant actuarial assumption used in accounting for the defined benefit pension plans. As at December 31, 2024, the weighted average discount rate for the defined benefit obligation was 5.2% (2023 - 5.3%). A change of 1% in the weighted average discount rate at the end of the reporting period, while holding all other assumptions constant, would result in a change to the defined benefit obligation of approximately $2.3 million.
The asset allocation for the defined benefit pension plan assets as at December 31, 2024 and 2023 is as follows:

As at	Dec 31 2024	Dec 31 2023
Equity securities	23%	15%
Debt securities	14%	52%
Cash and other short-term securities	63%	33%
Total	100%	100%

The fair value of the above equity and debt instruments are determined based on quoted market prices in active markets whereas the fair value of cash and other short-term securities are not based on quoted market prices in active markets. The plan assets are held separately from those of the Company in funds under the control of trustees.
b) Defined contribution pension plans:
The Company has defined contribution pension plans. The Company’s funding obligations under the defined contribution pension plans are limited to making regular payments to the plans, based on a percentage of employee earnings. Total net pension expense for the defined contribution pension plans charged to operations during the year ended December 31, 2024 was $12.3 million (2023 - $11.0 million).